Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Liabilities:
Total
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Liabilities:
Total
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total		13,150,745
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Liabilities:
Total		$ 13,150,745